S000091477 [Member] Investment Objectives and Goals - RJ Chartwell Premium Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF RJ CHARTWELL PREMIUM INCOME ETF | 9.12.2025
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The RJ Chartwell Premium Income ETF (“Premium Income ETF” or the “fund”) seeks to deliver current income and gains while maintaining prospects for capital appreciation with lower volatility over market cycles.